Note 2 - Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 30, 2013	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period	1 year	1 year
Number of Financial Institutions		1
One Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers	1
Concentration Risk, Percentage	93.00%
Three Customers [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers			3		3
Concentration Risk, Percentage			100.00%	100.00%
Two Customers [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers		2
Concentration Risk, Percentage		91.00%
Medical Equipment, Sales Demos [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		5 years
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				three
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives				seven